Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

22. EARNINGS PER SHARE

	June 30, 2025		June 30, 2024
	USD	AED	AED
	Basic and Diluted	Basic and Diluted	Basic and Diluted

Earnings
Losses attributable to Micropolis Shareowners	(3,281,764)	(12,050,632)	(11,567,148)

Number of Shares
Weighted average number of shares	32,052,243	32,052,243	30,000,000

Earnings per Share
Losses attributable to Micropolis Shareowners per share	(0.10)	(0.38)	(0.39)